Victory Aggressive Growth Fund Expense Example - Victory Aggressive Growth Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 993